Income statement and statement of comprehensive income - statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income
Net profit	kr 47,757	kr 42,138	kr 38,951
Items that will not be reclassified subsequently to the income statement:
Remeasurements of retirement benefit obligations	146	(67)	(187)
Items that will be reclassified subsequently to the income statement:
Exchange rate adjustments of investments in subsidiaries	1,624	(1,689)	226
Cash flow hedges:
Realisation of previously deferred (gains)/losses	(1,802)	329	1,677
Deferred gains/(losses) incurred during the period	(1,755)	1,384	(329)
Other items	112	10	9
Tax on other comprehensive income, income/(expense)	1,005	(577)	(231)
Other comprehensive income, net of tax	(670)	(610)	1,165
Total comprehensive income	kr 47,087	kr 41,528	kr 40,116